Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	As at March 31
Particulars	2019	2020
Trade and other receivables, net	46,819	46,814
Due from employees	326	542
Security deposits, net	6,550	8,152
Interest accrued on term deposits	1,767	557
Total	55,462	56,065
Non-current	2,267	2,658
Current	53,195	53,407
Total	55,462	56,065